Mortgage and Related Party Notes Payable (Details Textual) - USD ($)		1 Months Ended
	Apr. 12, 2014	Jan. 16, 2014	Apr. 30, 2015	Apr. 30, 2014
7 Grove Street
Mortgage Note Payable (Textual)
Mortgage note bears interest rate	5.50%	7.90%
Mortgage note maturity date		Sep. 05, 2032
Monthly payments		$ 17,775
Interest payments	$ 6,536
Debt instrument, Term	5 years
Mortgage loan payment terms	The new related party mortgage payable began on April 12, 2014 and is a 5-year fixed loan at 5.5% interest, with a balloon payment on May 15, 2019 for the outstanding balance.
58 Main Street
Mortgage Note Payable (Textual)
Mortgage note bears interest rate		6.75%
Mortgage note maturity date		Aug. 26, 2019
Monthly payments		$ 4,320
Remaining principal balance			$ 542,694	$ 558,177
Balloon payment		$ 481,454